Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 08, 2021
Entity Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 08, 2021
Document Effective Date	Jan. 08, 2021
Prospectus Date	Jan. 08, 2021
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]
Trading Symbol	VABS